Schedule of Investments March 31, 2020 (Unaudited)

TorrayResolute Small/Mid Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 96.9%
Consumer Discretionary - 7.9%
Dunkin' Brands Group	6,579	$349,345
Pool	2,095	412,233
		761,578
Consumer Staples - 3.0%
Church & Dwight	4,522	290,222

Financials - 3.0%
PRA Group *	10,483	290,589

Health Care # - 32.3%
AMN Healthcare Services *	4,535	262,168
BioMarin Pharmaceutical *	3,679	310,875
Catalent *	9,326	484,486
Cooper Companies	1,060	292,210
Halozyme Therapeutics *	17,346	312,055
Mettler-Toledo International *	528	364,589
Omnicell *	4,138	271,370
Rocket Pharmaceuticals *	19,206	267,924
Teladoc Health *	3,581	555,091
		3,120,768
Industrials - 10.3%
Copart *	5,994	410,709
Hexcel	6,758	251,330
ICF International	4,901	336,699
		998,738
Information Technology # - 35.6%
ANSYS *	1,670	388,225
Aspen Technology *	4,176	397,012
CyberArk Software *	4,127	353,106
IPG Photonics *	2,185	240,962
Jack Henry & Associates	2,511	389,808
MKS Instruments	3,406	277,419
Monolithic Power Systems	2,379	398,387
Qualys *	6,294	547,515
Verra Mobility *	29,789	212,693
Zebra Technologies *	1,300	238,680
		3,443,807
Real Estate - 4.8%
SBA Communications - REIT	1,729	466,778
TOTAL COMMON STOCKS
(Cost $8,497,650)		9,372,480

SHORT-TERM INVESTMENT - 3.1%
First American Government Obligations Fund, Class X, 0.43% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $303,420)	303,420	303,420

Total Investments - 100.0%
(Cost $8,801,070)		9,675,900
Other Assets and Liabilities, Net - 0.0%		(109)
Total Net Assets - 100.0%		$9,675,791

*	Non-income producing security.
#
As of March 31, 2020, the Fund had a significant portion of its assets invested in both the health care and information technology sectors. The health care sector may be more greatly impacted by adverse regulatory, political, legal and other changes affecting the issuers of such securities.  The information technology sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

^	The rate shown is the annualized seven day effective yield as of March 31, 2020.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Common Stocks	$9,372,480	$-	$-	$9,372,480
Short-Term Investment	303,420	-	-	303,420
Total Investments in Securities	$9,675,900	$-	$-	$9,675,900

Refer to Schedule of Investments for furhter information on the classification of investments.